Income Tax - Schedule of Changes in Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	$ 2,529,266	$ 2,295,587	$ 2,188,999
Additions of valuation allowance	1,503,585	589,668	425,330
Reductions of valuation allowance		(330,665)	(193,629)
Foreign exchange translation adjustments	127,231	(25,324)	(125,113)
Balance at the end of the year	$ 4,160,082	$ 2,529,266	$ 2,295,587